Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 CNY (¥)
Property and Equipment, Net [Line Items]
Depreciation expense	$ 393,359	$ 288,570	$ 698,731
Accumulated depreciation transferred	30,923	146,305	37,195
Currency translation	93,123	22,045	79,973
Loss/(gain) on disposal of property and equipment	107,664	2,598	(10,065)
Loss on disposal and write-off of property and equipment		574
Impairment loss of property and equipment		$ 515,892
Industrial and Commercial Bank of China [Member]
Property and Equipment, Net [Line Items]
Short-term loan | ¥				¥ 10,000,000
Industrial and Commercial Bank of China [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 2,390,304